Notes Payable - Related Party	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019
Notes Payable - Related Party
Note 5 - Notes Payable - Related Party

Related party notes payable to shareholders are comprised of the following:

	September 30, 2019	June 30, 2019
Related Party Note 1	$-	$200,000
Related Party Note 2	200,000	200,000
Total	$200,000	$400,000

Related Party Note 1

On January 22, 2019, the Company obtained a $200,000 note from a shareholder of the Company that was used to fund the Joint Venture. The note terms provide the note was due on demand after 60 days at which point the lender could request repayment at any time. The Company had the ability to repay the note (in full or in instalments) at any time without notice or penalty. In lieu of interest payments, the Company granted stock options to purchase 150,000 shares of common stock as discussed below.

At the option of the lender, the note was convertible at any time from the date of issuance for one year subsequent at a conversion price of $0.50 per share. Upon conversion the lender will also be issued (i) two times the number of shares converted in Series A warrants each exercisable for one year for one share of the Company s common stock at an exercise price of $1.00 per share, and (ii) two times the number of shares converted in Series B warrants each exercisable for one year for one share of the Company s common stock at an exercise price of $2.00 per share.

The conversion feature with additional warrants to be issued was recorded as a debt discount up to the face amount of the note and was amortized to interest expense over the 60 day term of the note.

The fair value of the warrants was approximately $200,000 and was determined using the Black-Scholes option pricing model with the following assumptions:

Expected life:	0.75	years
Volatility:	233	%*
Dividend yield:	0	%**
Risk free interest rate:	2.00	%***

________

* The volatility is based on the average volatility rate of similar publicly traded companies

** The Company has no history or expectation of paying cash dividends on its common stock

*** The risk-free interest rate is based on the U.S. Treasury yield for a term consistent with the expected life of the awards in effect at the time of grant.

On August 2, 2019 this note was converted into 400,000 shares of common stock.

The fair value of the stock options issued in lieu of interest payments on the note was determined using the Black-Scholes option pricing model with the following assumptions:

Expected life:	5.00 years
Volatility:	267%*
Dividend yield:	0%**
Risk free interest rate:	2.57%***

 ________

* The volatility is based on the average volatility rate of similar publicly traded companies

** The Company has no history or expectation of paying cash dividends on its common stock

*** The risk-free interest rate is based on the U.S. Treasury yield for a term consistent with the expected life of the awards in effect at the time of grant.

Related Party Note 2

On June 13, 2019, the Company entered into a Securities Purchase Agreement pursuant to which it issued a Promissory Note for $200,000 due on the second anniversary of issuance that was used to fund the joint venture. In connection with the Securities Purchase Agreement the Company issued 100,000 origination shares, and a warrant to purchase 400,000 shares at $1.50 per share exercisable for two years from issuance.

The origination shares were valued at $0.50 per share and the $50,000 was recorded to interest expense. The 400,000 warrants were valued at $184,926 and recorded to interest expense.

The fair value of the warrants was determined using the Black-Scholes option pricing model with the following assumptions:

Expected life:	2.00 years
Volatility:	269%*
Dividend yield:	0%**
Risk free interest rate:	2.00%***

________

* The volatility is based on the average volatility rate of similar publicly traded companies

** The Company has no history or expectation of paying cash dividends on its common stock

*** The risk-free interest rate is based on the U.S. Treasury yield for a term consistent with the expected life of the awards in effect at the time of grant.

Related party notes payable to shareholders are comprised of the following:

	2019	2018
Related Party Note 1 -	$200,000	-
Related Party Note 2 -	$200,000	-
Total	$400,000	-

Related Party Note 1

On January 22, 2019, the Company obtained a $200,000 note from a shareholder of the Company that was used to fund the Joint Venture. The note terms provide the note was due on demand after 60 days at which point the lender could request repayment at any time. The Company had the ability to repay the note (in full or in instalments) at any time without notice or penalty. In lieu of interest payments, the Company granted stock options to purchase 150,000 shares of common stock as discussed below.

At the option of the lender, the note was convertible at any time from the date of issuance for one year subsequent at a conversion price of $0.50 per share. Upon conversion the lender will also be issued (i) two times the number of shares converted in Series A warrants each exercisable for one year for one share of the Company’s common stock at an exercise price of $1.00 per share, and (ii) two times the number of shares converted in Series B warrants each exercisable for one year for one share of the Company’s common stock at an exercise price of $2.00 per share.

The conversion feature with additional warrants to be issued was recorded as a debt discount up to the face amount of the note and was amortized to interest expense over the 60 day term of the note.

The fair value of the warrants was approximately $200,000 and was determined using the Black-Scholes option pricing model with the following assumptions:

Expected life:	0.75 years
Volatility:	233	%**
Dividend yield:	0	%**
Risk free interest rate:	2.00	%***

* The volatility is based on the average volatility rate of similar publicly traded companies

** The Company has no history or expectation of paying cash dividends on its common stock

*** The risk-free interest rate is based on the U.S. Treasury yield for a term consistent with the expected life of the awards in effect at the time of grant.

Subsequent to the year end this note was converted into 400,000 shares of common stock (see subsequent event footnote).

The fair value of the stock options issued in lieu of interest payments on the note was determined using the Black-Scholes option pricing model with the following assumptions:

Expected life:	5.00 years
Volatility:	267	%*
Dividend yield:	0	%**
Risk free interest rate:	2.57	%***

* The volatility is based on the average volatility rate of similar publicly traded companies

** The Company has no history or expectation of paying cash dividends on its common stock

*** The risk-free interest rate is based on the U.S. Treasury yield for a term consistent with the expected life of the awards in effect at the time of grant.

Stock compensation expense (recorded as interest expense on the accompanying statement of operations) of $74,800 was recorded during 2019, which is the amount of the option expense vested and earned during the period.

Related Party Note 2

On June 13, 2019, the Company entered into a Securities Purchase Agreement pursuant to which it issued a Promissory Note for $200,000 due on the second anniversary of issuance that was used to fund the joint venture. In connection with the Securities Purchase Agreement the Company issued 100,000 origination shares, and a warrant to purchase 400,000 shares at $1.50 per share exercisable for two years from issuance.

The origination shares were valued at $0.50 per share and the $50,000 was recorded to interest expense. The 400,000 warrants were valued at $184,926 and recorded to interest expense.

The fair value of the warrants was determined using the Black-Scholes option pricing model with the following assumptions:

Expected life:	2.00 years
Volatility:	269	%*
Dividend yield:	0	%**
Risk free interest rate:	2.00	%***

* The volatility is based on the average volatility rate of similar publicly traded companies

** The Company has no history or expectation of paying cash dividends on its common stock

*** The risk-free interest rate is based on the U.S. Treasury yield for a term consistent with the expected life of the awards in effect at the time of grant.